Organization and Principal Activities - Summary of Assets, Liabilities, Results of Operations and Cash Flows of VIEs and its Subsidiary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 45,284,308	$ 49,098,841	$ 10,336,467
Inventories	33,263,094	49,894,514
Prepayments and other current assets	9,200,238	21,366,262
Total current assets	130,399,278	172,189,090
Total assets	142,627,909	178,460,376
Current liabilities
Salary and welfare payables	821,044	718,698
Accounts payable	24,190,898	26,439,191
Advance from customers	730,630	1,043,004
Tax payables	3,574,217	3,042,834
Amounts due to related parties	9,400,708	16,233,461
Accrued liabilities and other current liabilities	5,038,861	10,516,988
Total current liabilities	61,110,666	93,562,175
Total liabilities	63,074,235	93,769,928
Total net revenues	304,938,765	329,479,916	199,015,036
Net income/(loss)	(13,485,152)	1,934,898	6,149,867
Net cash provided by/(used in) operating activities	21,600,717	(14,188,945)	(40,755,516)
Net cash provided by/(used in) financing activities	(22,786,168)	54,337,056	44,036,300
Net change in cash, cash equivalents and restricted cash	(5,814,587)	38,134,036	2,275,397
VIE
Current assets
Cash and cash equivalents	5,511	61,456
Amount due from subsidiaries of the Company		720,588
Inventories		6,608
Prepayments and other current assets	11,238
Total current assets	16,749	788,652
Total assets	16,749	788,652
Current liabilities
Salary and welfare payables	4,604	21,695
Accounts payable		26,485
Advance from customers		1,816
Tax payables	250	1,010
Amounts due to related parties		105,342
Accrued liabilities and other current liabilities	122,915	7,238
Total current liabilities	127,769	163,586
Total liabilities	127,769	163,586
Total net revenues	66,612	29,122	21,384
Net income/(loss)	(161,892)	(544,953)	(430,519)
Net cash provided by/(used in) operating activities	763	(434,616)	11,092
Net cash provided by/(used in) financing activities	(25,636)	484,980
Net change in cash, cash equivalents and restricted cash	$ (24,873)	$ 50,364	$ 11,092